Staff costs - Schedule of detail of staff costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Wages and salaries	€ 10,351	€ 9,563	€ 8,466
Social Security costs	1,637	1,441	1,323
Additions to provisions for defined benefit pension plans (note 25)	42	65	73
Contributions to defined contribution pension funds	310	296	286
Other Staff costs	1,386	1,182	1,068
Total staff costs	€ 13,726	€ 12,547	€ 11,216